Junior Subordinated Deferrable Interest Debentures (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Junior subordinated interest deferrable debentures, major types of business trusts
Number of statutory business trusts issuing trust preferred securities | item	5
Junior subordinated deferrable interest debentures | $	$ 134,642,000	$ 134,642,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VIII, IX, X, XI and XII | item	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital | $	$ 134,642,000	$ 134,642,000